Accumulated Other Comprehensive (Loss) Income	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive (Loss) Income
(8)	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of taxes, are as follows:

(Dollars in thousands)	Unrealized Loss on Securities	Defined Benefit Plans	Accumulated Other Comprehensive Loss
Balance—June 30, 2017	$(1,073)	$62	$(1,011)

Balance—December 31, 2016	$(2,919)	$66	$(2,853)

(5)	Accumulated Other Comprehensive (Loss) Income

The components of accumulated other comprehensive (loss) income, net of taxes, are as follows:

(Dollars in thousands)	Unrealized (Loss) Gain on Securities	Defined Benefit Plan Liability	Accumulated Other Comprehensive (Loss) Income
Balance—December 31, 2016	$(2,919)	$66	$(2,853)

Balance—December 31, 2015	$1,565	$247	$1,812